CONSOLIDATED STATEMENT OF CASH FLOWS - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Income before Taxes from Continuing Operation	$ 36,857,611	$ 5,190,996	$ 22,949,547
Adjustment to Obtain the Operating Activities Flows:
Loan and other Receivables Loss Provisions	22,203,274	25,074,262	11,220,314
Depreciation and Impairment of Assets	5,064,576	2,541,273	2,214,325
Loss on Net Monetary Position	30,798,238	27,787,774	10,496,441
Other Operations	42,150,670	(27,980,614)	8,083,355
Net Increases/(Decreases) from Operating Assets:
Debt securities measured at fair value through profit or loss	1,400,612	18,379,932	(5,383,338)
Derivative Financial Instruments	417,819	(1,553,655)	(840,290)
Repo Transactions	(3,060,443)	461,265	(2,141,780)
Other Financial Assets	2,011,201	2,418,304	(6,278,465)
Net Loans and Other Financing
- Non-financial Public Sector	13,140	(4,992)	37,705
- Other Financial Institutions	(788,373)	5,570,160	(5,895,179)
- Non-financial Private Sector and Residents Abroad	53,239,351	(21,299,981)	(67,534,701)
Other Debt Securities	3,169,363	(15,754,896)	(1,536,299)
Financial Assets Pledged as Collateral	5,090,222	(2,262,419)	1,151,905
Investments in Equity Instruments	(4,306,700)	(75,579)	115,701
Other Non-financial Assets	(1,622,985)	(1,736,682)	(2,625,493)
Non-current Assets Held for Sale	896,316	15,771,013	90,801
Deposits
- Non-financial Public Sector	(11,249,347)	10,538,444	(1,024,969)
- Financial Sector	(643,948)	833,341	83,092
- Non-financial Private Sector and Residents Abroad	(148,317,590)	86,665,483	30,615,828
Liabilities at fair value through profit or loss	(1,877,031)	3,299,188
Derivative Financial Instruments	(1,942,940)	1,522,107	855,225
Other Financial Liabilities	(29,681,420)	12,128,517	(2,682,801)
Provisions	517,438	849,252	289,278
Other Non-financial Liabilities	(805,307)	(15,019,196)	4,088,838
Income Tax Collections/Payments	(10,102,682)	(11,415,284)	(10,158,748)
NET CASH (USED IN)/GENERATED BY OPERATING ACTIVITIES (A)	(10,568,935)	121,928,013	(13,809,708)
Payments:
Purchase of PP&E, Intangible Assets and Other Assets	(7,897,101)	(5,673,271)	(5,014,929)
Purchase of Non-controlling Interests			(2,249,045)
Collections:
Sale of PP&E, Intangible Assets and Other Assets	2,679,732	156,424	1,309,202
NET CASH USED IN INVESTMENT ACTIVITIES (B)	(5,217,369)	(5,516,847)	(5,954,772)
Payments:
Unsubordinated Debt Securities	(16,883,724)		(2,412,654)
Subordinated Debt Securities			(557,008)
Loans from Local Financial Institutions	(7,190,606)		(1,691,806)
Dividends	(2,660,800)	(2,636,131)	(859,184)
Leases payment	(1,000,344)
Collections:
Unsubordinated Debt Securities		14,928,649
Loans from Local Financial Institutions		12,041,577
Subordinated Debt Securities	473,057	4,060,434
Capital increase	132,203		26,125,279
NET CASH (USED IN)/GENERATED BY FINANCING ACTIVITIES (C)	(27,130,214)	28,394,529	20,604,627
EXCHANGE INCOME ON CASH AND CASH EQUIVALENTS (D)	51,075,864	69,162,423	10,970,172
NET INCREASE IN CASH AND CASH EQUIVALENTS (A+B+C+D)	8,159,346	213,968,118	11,810,319
MONETARY LOSS RELATED TO CASH AND CASH EQUIVALENTS	(123,499,266)	(69,503,742)	(29,777,542)
CASH AND CASH EQUIVALENTS AT THE BEGINNING OF THE YEAR	347,458,867	202,994,491	220,961,714
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	$ 232,118,947	$ 347,458,867	$ 202,994,491